Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 06, 2021	Dec. 31, 2020
Common stock par value (in usd per share)		$ 0.00001
Class A Common Stock
Common stock par value (in usd per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock authorized (in shares)	1,000,000,000	1,000,000,000		1,000,000,000
Common stock issued (in shares)	214,803,880	214,793,795		0
Common stock outstanding (in shares)	214,803,880	214,793,795	214,793,795	0
Class B Common Stock
Common stock par value (in usd per share)	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock authorized (in shares)	498,330,079	498,330,079		498,330,079
Common stock issued (in shares)	213,598,566	212,751,977		0
Common stock outstanding (in shares)	213,598,566	212,751,977		0